Earnings per share	12 Months Ended
Jan. 03, 2021
Disclosure of earnings per share [text block] [Abstract]
Earnings per share
23.	Earnings per share

The amount of basic earnings per share is calculated by dividing the net income for the year attributable to shareholders of the Group’s ordinary shares by the weighted average of the ordinary shares outstanding during the year. The following events resulted in the issuance of ordinary shares for the 2020 period:

a)	The warrants that DD3 had issued and that were automatically converted into warrants to purchase a total of 5,804,125 shares (see Note 1.c), exercised by its holders through a cash and cashless basis. The cash exercises resulted in the issuance of 462,130 shares and the cashless exercises in the issuance of 1,457,798 shares.

b)	The unit purchase option subject to the warrant contract to issue 250,000 Betterware shares and warrants to buy 250,000 additional Betterware shares (see Note 1.c). The purchase option resulted in the issuance of 214,020 Betterware shares, which were excersied on a cashless basis.

The amount of diluted earnings per share is calculated by dividing the net income attributable to shareholders of the Group’s common shares (after adjusting it due to changes in the fair value of warrants recognized at FVTPL in accordance with IFRS 9) by the weighted average of the common shares outstanding during the year plus the weighted average number of ordinary shares that would have been issued at the time of converting all diluted potential ordinary shares into ordinary shares. For the 2020 period, the share-based payment incentive plans issued by the Group (see Note 22) qualified as a potential dilutive event, resulting in 709,700 potentially dilutive shares. The effect of warrants and unit purchase options throughout the 2020 and while not exercised in the period qualified as antidilutive events. In accordance with IAS 33, antidilutive potential ordinary shares are disregarded in the calculation of diluted earnings per share.

As a result of the merger transaction, which closed on March 13, 2020 (see Note 1.b), between Betterware and DD3 and the subscription and payment of 2,040,000 Betterware shares on Nasdaq all Betterware shares issued and outstanding immediately prior to the closing date were canceled and new shares were issued. Betterware’s original shareholders held 87.7% of the total outstanding shares, DD3 shareholders held a 6.4% stake, and investors under the Nasdaq listing held a 5.9% stake. After the closing date, Betterware had 34,451,020 issued and outstanding shares.

Additionally, because IFRS requires that the calculation of basic and diluted earnings per share (“EPS”) for all periods presented be adjusted retrospectively when the number of ordinary shares or potential ordinary shares outstanding increases as a result of a capitalization, bond issue, or share split, or decreases as a result of a reverse share split, EPS calculations for the reporting period and the comparative period should be based on the new number of shares. Therefore, as a result of the cancellation and issuance of new shares on March 13, 2020, earnings per share in the consolidated and combined financial statements has also been adjusted for all periods presented to reflect the number of shares issued and outstanding giving an amount of 34,451,020 for the 2020 period, and an amount of 30,199,945 shares for the 2019 and 2018 periods, which corresponds to the amount of shares attributable to the original Betterware shareholders without giving effect to the capital contribution of the DD3 shareholders and the resources obtained by the Nasdaq listing described in the previous paragraph.

The following table shows the income and share data used in the calculation of basic and diluted earnings per share for the periods of 2020, 2019 and 2018:

	2020		2019	2018
Net income (in thousands of pesos)
Attributable to shareholders	Ps.	338,361	472,142	299,267

Shares (in thousands of shares)
Weighted average of outstanding shares
Basic		34,083	30,200	30,200
Diluted		34,383	30,200	30,200

Basic and diluted earnings per share:

Basic earnings per share (pesos per share)	Ps.	9.93	15.63	9.91
Diluted earnings per share (pesos per share)		9.84	15.63	9.91